Asset Retirement Obligation	12 Months Ended
Dec. 31, 2024
Asset Retirement Obligation.
Asset Retirement Obligation

7.  Asset Retirement Obligation

Asset retirement obligation primarily consists of estimated costs arising from a contractual obligation to a landlord to remove leasehold improvements from leased properties at the end of the lease contracts for its headquarters and directly-operated salons.

Reconciliation of the beginning and ending amount of asset retirement obligation for the years ended December 31, 2024 and 2023 is as follows:

	Thousands of Yen
	2024	2023
Beginning balance	¥344,346	¥310,929
Liabilities incurred	45,916	34,160
Liabilities settled	(15,136)	(3,838)
Accretion expense	3,781	3,095
Ending balance	¥378,907	¥344,346

The balances as of December 31, 2024 and 2023 are included in asset retirement obligation in the consolidated balance sheets.